Oct. 01, 2019
T. Rowe Price Retirement I 2010 Fund—I Class

Supplement to Prospectus Dated October 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds).

The fund currently invests in the I Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s I Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time, along with the other T. Rowe Price Retirement I Funds, the fund will begin charging an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. The all-inclusive management fee rate for the T. Rowe Price Retirement I Funds generally declines over time as a fund reduces its overall stock exposure and when a fund nears and then passes its predetermined target date.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.37%[a,b]

Distribution and service (12b-1) fees	—

Other expenses	—	[a]

Acquired fund fees and expenses	—	[a]

Total annual fund operating expenses	0.37	[a]

a Restated to reflect current fees.

b The management fee will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring after the end of the fund’s fiscal year. The fee schedule can only be changed with approval by the fund's Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$38	$119	$208	$469

The Retirement I 2010 Fund—I Class is managed based on a specific retirement year (target date 2010), which refers to the approximate year an investor would plan to retire and assumes a retirement age of 65. Over time, the allocations to asset classes and Underlying Funds change according to a predetermined “glide path,” which represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative—both prior to and after retirement—as time elapses.

Beginning in the second quarter of 2020, the fund, along with all of the T. Rowe Price Retirement I Funds, will begin to modify its glide path by increasing the overall equity allocation at certain points in the fund’s investment life cycle. The equity allocations will generally increase early in the glide path while there are many years leading up to retirement, as well as later in the glide path in the years following retirement. The allocations nearer to the target date will not significantly change, and the overall neutral allocations to stocks and bonds at the target date will remain the same. The transition from the original glide path to the enhanced glide path is expected to occur gradually over time and, for certain Retirement Funds, may take up to two years to fully implement, based on the changes that are necessary as a result of the fund’s positioning on the original glide path.

Accordingly, effective April 1, 2020, the disclosure that appears under “Principal Investment Strategies” in Section 1 is supplemented as follows:

Within the next two years, the fund will shift from its original glide path to an enhanced glide path. The overall allocation to stocks at the beginning of the enhanced glide path (40+ years to retirement) will increase from 90% to 98%, and the 98% equity allocation will remain constant until the fund is 30 years from its target date. The overall allocation to stocks at the end of the enhanced glide path (30 years past retirement) will increase from 20% to 30%. There are increases to the overall equity allocation along other points of the enhanced glide path, but the overall equity allocation at the target date will remain at 55%. The following illustrates how the enhanced glide path compares with the original glide path (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds):

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.